TAXATION (Details Narrative) - USD ($)	12 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Operating loss carryforwards	$ 14,455,833		$ 14,455,833
Net operating loss carried forward	3,261,968	$ 3,028,871	$ 3,261,968
Deferred tax assets valuation allowance	$ 3,611,469	3,354,499
TAIWAN
Income tax percentage	20.00%
Operating loss carryforwards		$ 5,570,000
CHINA
Income tax percentage	25.00%
Income tax rate	15.00%		15.00%	15.00%
Operating loss carryforwards	$ 8,900,000		$ 8,900,000